Summary of Significant Accounting Policies - Revenues per Category (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 147,189	$ 132,051	$ 287,469	$ 248,933
Dry Bulk Vessel Operations | COA/Voyage revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	0	5,998	0	14,617
Dry Bulk Vessel Operations | Time chartering revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	52,856	66,427	105,521	122,161
Dry Bulk Vessel Operations | Profit sharing results
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	0	(338)	0	(205)
Logistics Business | COA/Voyage revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	15,366	10,623	27,794	19,552
Logistics Business | Time chartering revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	20,661	17,988	38,615	36,534
Logistics Business | Port terminal revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	19,683	20,201	36,657	34,591
Logistics Business | Storage fees (dry port) revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	437	74	896	341
Logistics Business | Dockage revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	1,083	923	1,603	1,530
Logistics Business | Liquid port terminal revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	932	860	2,159	1,858
Logistics Business | Sale of products revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	2,097	$ 9,265	8,156	$ 17,690
Containers Business | Time chartering revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 33,678		$ 65,510